New Drug Application (NDA) Expense	3 Months Ended
Mar. 31, 2022
New Drug Application (NDA) Expense
6.	New Drug Application (NDA) Expense

In March,2022, the Company submitted it’s New Drug Application (NDA) to the FDA for Fexapotide Triflutate to seek marketing approval in the U.S. for Fexapotide Triflutate for the treatment of men with benign prostatic hyperplasia (BPH). The company paid a total of $3,117,218 for the application fee and recorded as R&D expense. Following the FDA guidance of industry user fee waivers, reductions and refund for drug products, the Company expects it will receive a full refund for the application fee.